S000084098 [Member] Investment Objectives and Goals - AMG Systematica Managed Futures Strategy Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG Systematica Managed Futures Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	AMG Systematica Managed Futures Strategy Fund (the “Fund”) seeks absolute returns.